Commitments and Contingencies - Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Lease expense	$ 12	$ 6	$ 3
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	5
2016	5
2017	5
2018	5
2019	5
Thereafter	143
Total minimum land use payments	168
Genesis [Member] | Surety Bond [Member]
Operating Leased Assets [Line Items]
Surety bond	23
EPC Contracts [Member]
Operating Leased Assets [Line Items]
Purchases under contracts	5
Remaining commitment	$ 11